Derivatives	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives
6. Derivatives
The Company’s objectives for holding or issuing derivatives are as follows:
Foreign Exchange Forward Contracts—The Company utilizes foreign exchange forward contracts as part of its overall currency risk management and investment strategies. From time to time, the Company also utilizes foreign exchange forward contracts to hedge a portion of its net investment exposure resulting from the translation of its foreign subsidiaries and branches whose functional currency is other than the U.S. dollar.
Futures Contracts—The Company uses exchange traded treasury note futures contracts to manage portfolio duration and equity futures to hedge certain investments.
Insurance-Linked Securities—The Company enters into various weather derivatives for which the underlying risks reference parametric weather risks in addition to longevity total return swaps for which the underlying risks reference longevity risks.
Total Return and Interest Rate Swaps—The Company enters into total return swaps referencing various project, investments and principal finance obligations. The Company enters into interest rate swaps to mitigate the interest rate risk on certain of the total return swaps and certain fixed maturity investments.
To-Be-Announced Mortgage-Backed Securities—The Company utilizes TBAs as part of its overall investment strategy and to enhance investment performance.
The net fair values and the related net notional values of derivatives included in the Company’s Consolidated Balance Sheets at December 31, 2017 and 2016 were as follows (in thousands of U.S. dollars):

	Asset derivatives at fair value	Liability derivatives at fair value	Net derivatives
December 31, 2017			Fair value	Net notional exposure
Derivatives not designated as hedges
Foreign exchange forward contracts	$8,559	$(20,328)	$(11,769)	$2,862,927
Futures contracts	3,367	—	3,367	917,696
Insurance-linked securities (1)	11,985	—	11,985	78,879
Total return swaps	2,505	(3,269)	(764)	42,147
Interest rate swaps (2)	—	(12,298)	(12,298)	192,215
TBAs	391	(591)	(200)	501,405
Total derivatives not designated as hedges	$26,807	$(36,486)	$(9,679)

	Asset derivatives at fair value	Liability derivatives at fair value	Net derivatives
December 31, 2016			Fair value	Net notional exposure
Derivatives not designated as hedges
Foreign exchange forward contracts	$5,263	$(7,142)	$(1,879)	$1,929,033
Insurance-linked securities (1)	10,130	(97)	10,033	145,011
Total return swaps	1,989	(3,217)	(1,228)	42,304
Interest rate swaps (2)	—	(13,403)	(13,403)	194,585
TBAs	1,369	(185)	1,184	386,500
Total derivatives not designated as hedges	$18,751	$(24,044)	$(5.293)

(1)
Insurance-linked securities include longevity swaps for which the notional amounts are not reflective of the overall potential exposure of the swaps. The net notional exposure above included the Company's probable maximum loss at December 31, 2016 and, for December 31, 2017, the Company's best estimate of the present value of future expected claims.

(2)
The Company enters into interest rate swaps to mitigate notional exposures on certain total return swaps and certain fixed maturities. The net notional exposure for interest rate swaps above relates to fixed maturities.

The fair value of derivatives is recorded in Other invested assets in the Company’s Consolidated Balance Sheets.
The Company previously held foreign exchange forward contracts with notional amounts of €350 million to hedge a portion of its net investment exposure to the Euro against the U.S. dollar, which expired September 30, 2016 and was not renewed.
There were no derivatives designated as hedges at December 31, 2017 and 2016.
The gains and losses in the Consolidated Statements of Operations for derivatives not designated as hedges for the years ended December 31, 2017, 2016 and 2015 were as follows (in thousands of U.S. dollars):

	2017	2016	2015
Foreign exchange forward contracts	$(41,776)	$(53,437)	$(29,217)
Foreign currency option contracts	—	2,583	(3,472)
Total included in net foreign exchange losses	$(41,776)	$(50,854)	$(32,689)
Futures contracts	$(11,683)	$(5,195)	$(32,004)
Insurance-linked securities	(563)	3,813	(1,556)
Total return swaps	464	(1,096)	1,390
Interest rate swaps	1,105	10,981	(8,101)
TBAs	4,742	6,366	2,877
Other	—	—	2,493
Total included in net realized and unrealized investment gains (losses)	$(5,935)	$14,869	$(34,901)
Total derivatives not designated as hedges	$(47,711)	$(35,985)	$(67,590)

Offsetting of Derivatives
The gross and net fair values of derivatives that are subject to offsetting in the Consolidated Balance Sheets at December 31, 2017 and 2016 were as follows (in thousands of U.S. dollars):

		Gross amounts offset in the balance sheet	Net amounts of assets/liabilities presented in the balance sheet	Gross amounts not offset in the balance sheet
December 31, 2017	Gross amounts recognized (1)			Financial instruments	Cash collateral received/pledged	Net amount
Total derivative assets	$26,807	$—	$26,807	$(1,142)	$(43,943)	$(18,278)
Total derivative liabilities	$(36,486)	$—	$(36,486)	$1,142	$25,389	$(9,955)

December 31, 2016
Total derivative assets	$18,751	$—	$18,751	$(794)	$(34,120)	$(16,163)
Total derivative liabilities	$(24,044)	$—	$(24,044)	$794	$22,923	$(327)

(1)	Amounts include all derivative instruments, irrespective of whether there is a legally enforceable master netting arrangement in place.